FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks - Loans and Advances to Banks [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
The Group [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks [Line Items]
Beginning Balance	£ 4,184
Exchange and other movements	58
Additions (repayments)	1,503
Disposal of businesses	(2,052)
Ending Balance	3,693
Allowance for impairment losses		£ (1)
Total loans and advances to banks	4,184	3,692
The Group [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks [Line Items]
Beginning Balance	4,182
Exchange and other movements	58
Additions (repayments)	1,503
Disposal of businesses	(2,052)
Ending Balance	3,691
Allowance for impairment losses		(1)
Total loans and advances to banks	4,182	3,690
The Group [member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks [Line Items]
Beginning Balance	2
Ending Balance	2
Total loans and advances to banks	2	2
The Group [member] | Previously stated [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks [Line Items]
Beginning Balance	4,274
Total loans and advances to banks	4,274
The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks [Line Items]
Beginning Balance	(90)
Total loans and advances to banks	(90)
The Bank [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks [Line Items]
Beginning Balance	3,526
Exchange and other movements	48
Additions (repayments)	1,569
Disposal of businesses	(1,989)
Ending Balance	3,154
Allowance for impairment losses		(1)
Total loans and advances to banks	3,526	3,153
The Bank [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks [Line Items]
Beginning Balance	3,526
Exchange and other movements	48
Additions (repayments)	1,569
Disposal of businesses	(1,989)
Ending Balance	3,154
Allowance for impairment losses		(1)
Total loans and advances to banks	3,526	£ 3,153
The Bank [member] | Previously stated [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks [Line Items]
Beginning Balance	3,611
Total loans and advances to banks	3,611
The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks [Line Items]
Beginning Balance	(85)
Total loans and advances to banks	£ (85)